Share Capital - Summary of Reverse Recapitalization (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	130,971,000
Share premium issued and paid	€ 743,501	€ 143,739
Convertible Preference Shares [Member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	1
Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	117,319,824
Ordinary Shares To Third Party Investors [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	15,327,000
Share premium issued and paid	€ 142,733
Exchange Of Convertible Preference Shares [Member] | Convertible Preference Shares [Member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	10,644,000
Share premium issued and paid	€ 99,204
Exchange Of Ordinary Shares [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	105,000,000
Share premium issued and paid	€ 357,825